Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO		$ 0	$ 400,000,000	$ 400,000,000
Deferred underwriting commissions		14,000,000		$ 14,000,000
Class of warrants and rights issued price per warrant				$ 1.5
Payment to acquire restricted investments		$ 0	400,000,000	$ 400,000,000
Restricted investments term		185 days		185 days
Percentage of public shares to be redeemed on non completion of business combination		100.00%		100.00%
Lock in period for redemption of public shares after closing of IPO		24 months		24 months
Minimum share price of the residual assets remaining available for distribution		$ 10		$ 10
Operating bank account		$ 49,000		$ 49,000
Working capital (deficit)		3,800,000		3,400,000
Amount drawn from working capital loans		$ 1,900,000	$ 100,000	920,000
Working Capital Loans [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount drawn from working capital loans				$ 920,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued price per warrant		$ 1.5		$ 1.5
Proceeds from issuance of warrants		$ 10,000,000		$ 10,000,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum public share price due to reductions in the value of the trust assets less taxes payable		$ 10		$ 10
Proceeds from unsecured and non-interest bearing promissory note		$ 192,000		$ 192,000
Sponsor [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period		4,666,667		4,666,667
Sponsor [Member] | Founder shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock		$ 25,000		$ 25,000
RBC Capital Markets LLC [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period		2,000,000		2,000,000
Public shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price		$ 10		$ 10
Percentage of public shares to be redeemed on non completion of business combination		100.00%		100.00%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of target business to asset held in trust account		80.00%		80.00%
Net tangible assets required for consummation of business combination		$ 5,000,001		$ 5,000,001
Dissolution expense		$ 100,000		$ 100,000
Minimum [Member] | Definitive Agreement of Initial Business Combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired		50.00%		50.00%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price		$ 10		$ 10
Percentage of redeeming shares of public shares without the company's prior written consent		15.00%		15.00%
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO		$ 400,000,000		$ 400,000,000
Payment to acquire restricted investments	$ 400,000,000
Share Price	$ 10
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares	40,000,000
Shares issued price per share	$ 10
Proceeds from issuance of IPO	$ 400,000,000
Offering costs	22,700,000
Deferred underwriting commissions	$ 14,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares	5,000,000